Investments accounted for using the equity method - Changes in investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments accounted for using the equity method
At 1 January	¥ 1,160	¥ 4,904
Acquisition		860
Disposal	¥ (1,160)	(600)
Transfer to assets held-for-sale		(4,004)
At 31 December		¥ 1,160